Short-term debt	12 Months Ended
Dec. 31, 2025
Short-term debt
Short-term debt

16.Short-term debt

At December 31, 2025 and December 31, 2024, short-term debt consisted of the following:

Short-term debt

in € K

	2025	2024
Borrowings under lines of credit	16,852	1,941
Other	163	158
Short-term debt	17,015	2,099

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. As of December 31, 2025 and 2024, the Company did not utilize the commercial paper program.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €16,852 and €1,941 at December 31, 2025 and 2024, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2025 and 2024 were 6.51% and 8.57%, respectively.

Excluding amounts available under the Syndicated Credit Facility (see note 17 below), at December 31, 2025 and 2024, the Company had €1,306,931 and €1,508,486 available under other commercial bank agreements, excluding agreements on a subsidiary level, which are readily available for liability management purposes. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s, or its subsidiaries’, guarantee.

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2025 and 2024, cash and borrowings under lines of credit in the amount of €262,385 and €251,353, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of December 31, 2025 was €1,861,498 (December 31, 2024: €1,431,540) and short-term debt from unrelated parties was €279,400 (December 31, 2024: €253,452).